Offerings	Oct. 02, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	An unspecified aggregate initial offering price and number or amount of Debt Securities, Preferred Stock, Common Stock, Warrants, Purchase Contracts and Units issued by the Registrant (collectively, “Securities”) is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

This Registration Statement also relates to offers and sales of securities in connection with market making transactions by and through affiliates of the Registrant. These securities consist of an indeterminate amount of the Securities that are initially being registered, and will initially be offered and sold, under this Registration Statement. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. In connection with the Securities offered hereby, the Registrant shall pay the registration fees (“pay-as-you-go registration fees”) calculated in accordance with Rule 456(b) under the Securities Act. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of Figure Technology Solutions, Inc.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	See Offering Note 1.